                             AIM SECTOR FUNDS, INC.

                               INVESCO ENERGY FUND
                         INVESCO FINANCIAL SERVICES FUND
                       INVESCO GOLD & PRECIOUS METALS FUND
                          INVESCO HEALTH SCIENCES FUND
                              INVESCO LEISURE FUND
                      INVESCO REAL ESTATE OPPORTUNITY FUND
                             INVESCO TECHNOLOGY FUND
                         INVESCO TELECOMMUNICATIONS FUND
                             INVESCO UTILITIES FUND

                      Supplement dated October 21, 2003 to
          the Statement of Additional Information dated August 1, 2003 as supplemented August 14, 2003 and August 15, 2003

The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                                DIRECTOR
   "NAME, YEAR OF BIRTH AND     AND/OR                                                              OTHER
  POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING               DIRECTORSHIP(s) HELD
          COMPANY               SINCE(3)              PAST 5 YEARS(4)                             BY DIRECTOR
----------------------------- ---------- ------------------------------------------------    ----------------------
INTERESTED PERSONS

Robert H. Graham(1)--  1946     2003     Director and Chairman, A I M Management Group       None
Director                                 Inc. (financial services holding company);
                                         Director and Vice Chairman, AMVESCAP PLC and
                                         Chairman of AMVESCAP PLC - AIM
                                         Division (parent of AIM and a
                                         global investment management firm)

                                         Formerly: President and Chief
                                         Executive Officer, A I M
                                         Management Group Inc.; Director,
                                         Chairman and President, A I M
                                         Advisors, Inc. (registered
                                         investment advisor); Director and
                                         Chairman, A I M Capital
                                         Management, Inc. (registered
                                         investment advisor), A I M
                                         Distributors, Inc. (registered
                                         broker dealer), AIM Investment
                                         Services, Inc., (registered
                                         transfer agent), and Fund
                                         Management Company (registered
                                         broker dealer); and Chief
                                         Executive Officer, AMVESCAP PLC -
                                         Managed Products

Mark H. Williamson(2),(6) --    1998     Director, President and Chief Executive             None
1951                                     Officer, A I M Management Group Inc.
Director and Chairman of                 (financial services holding company);
the Board                                Director, Chairman and President, A I M
                                         Advisors, Inc. (registered investment
                                         advisor); Director, A I M Capital Management,
                                         Inc. (registered investment advisor) and A I M
                                         Distributors, Inc. (registered broker dealer),
                                         Director and Chairman, AIM Investment
                                         Services, Inc., (registered transfer agent),
                                         and Fund Management Company (registered broker
                                         dealer); and Chief Executive Officer, AMVESCAP
                                         PLC - AIM Division (parent of AIM and a global
                                         investment management firm)

                                DIRECTOR
   "NAME, YEAR OF BIRTH AND     AND/OR                                                              OTHER
  POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING               DIRECTORSHIP(s) HELD
          COMPANY               SINCE(3)              PAST 5 YEARS(4)                             BY DIRECTOR
----------------------------- ---------- ------------------------------------------------    ----------------------

                                         Formerly:  Director, Chairman, President and
                                         Chief Executive Officer, INVESCO Funds Group,
                                         Inc.; and INVESCO Distributors, Inc.; Chief
                                         Executive Officer, AMVESCAP PLC - Managed
                                         Products; Chairman and Chief Executive Officer
                                         of NationsBanc Advisors, Inc.; and Chairman of
                                         NationsBanc Investments, Inc.

INDEPENDENT DIRECTORS

Bob R. Baker                    1983     Consultant                                          None
(5),(6),(7),(11),(12),
(13),(14) - 1936                         Formerly:  President and Chief Executive
Director                                 Officer, AMC Cancer Research Center; and
                                         Chairman and Chief Executive Officer, First
                                         Columbia Financial Corporation

Frank S. Bayley -- 1939         2003     Of Counsel, law firm of Baker & McKenzie            Badgley Funds, Inc.
Director                                                                                     (registered
                                                                                             investment company)

James T. Bunch                  2000     Co-President and Founder, Green, Manning &          None
(6),(7),(8),(10),(11),                   Bunch Ltd., (investment banking firm); and
(14) - 1942 Director                     Director, Policy Studies, Inc. and Van Gilder
                                         Insurance Corporation

                                         Formerly:  General Counsel and Director,
                                         Boettcher & Co.; and Chairman and Managing
                                         Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett -- 1944       2003     Chairman, Crockett Technology Associates            ACE Limited
Director                                 (technology consulting company)                     (insurance company);
                                                                                             and Captaris, Inc.
                                                                                             (unified messaging
                                                                                             provider)

Albert R. Dowden -- 1941        2003     Director of a number of public and private          Cortland Trust, Inc.
Director                                 business corporations, including the Boss           (Chairman)
                                         Group, Ltd. (private investment and                 (registered
                                         management) and Magellan Insurance Company          investment company);

                                         Formerly:  Director, President and Chief            Annuity and Life Re
                                         Executive Officer, Volvo Group North America,       (Holdings), Ltd.
                                         Inc.; Senior Vice President, AB Volvo; and          (insurance company)
                                         director of various affiliated Volvo companies

                                DIRECTOR
   "NAME, YEAR OF BIRTH AND     AND/OR                                                              OTHER
  POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING               DIRECTORSHIP(s) HELD
          COMPANY               SINCE(3)              PAST 5 YEARS(4)                             BY DIRECTOR
----------------------------- ---------- ------------------------------------------------    ----------------------

Edward K. Dunn, Jr. -- 1935     2003     Formerly: Chairman, Mercantile Mortgage Corp.;      None
Director                                 President and Chief Operating Officer,
                                         Mercantile-Safe Deposit & Trust Co.; and
                                         President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952          2003     Chief Executive Officer, Twenty First Century       Administaff
Director                                 Group, Inc. (government affairs company) and
                                         Texana Timber LP

Carl Frischling -- 1937         2003     Partner, law firm of Kramer Levin Naftalis and      Cortland Trust, Inc.
Director                                 Frankel LLP                                         (registered
                                                                                             investment company)

Gerald J. Lewis(5),(9),         2000     Chairman, Lawsuit Resolution Services (San          General Chemical
(10),(11) - 1933                         Diego, California)                                  Group, Inc.,
Director                                                                                     Wheelabrator
                                         Formerly:  Associate Justice of the California      Technologies, Inc.
                                         Court of Appeals                                    (waste management
                                                                                             company), Fisher
                                                                                             Scientific, Inc.,
                                                                                             Henley
                                                                                             Manufacturing, Inc.
                                                                                             (laboratory
                                                                                             supplies), and
                                                                                             California Coastal
                                                                                             Properties, Inc.

Prema Mathai-Davis -- 1950      2003     Formerly: Chief Executive Officer, YWCA of the      None
Director                                 USA

Lewis F. Pennock -- 1942        2003     Partner, law firm of Pennock & Cooper               None
Director

Ruth H. Quigley -- 1935         2003     Retired                                             None
Director

Louis S. Sklar -- 1939          2003     Executive Vice President, Development and           None
Director                                 Operations, Hines Interests Limited
                                         Partnership (real estate development company)

Larry Soll, Ph.D.(7),           1997     Retired                                             Synergen Inc.
(9),(11),(12),                                                                               (biotechnology
(13) - 1942 Director                                                                         company) and Isis
                                                                                             Pharmaceuticals, Inc.

                                DIRECTOR
   "NAME, YEAR OF BIRTH AND     AND/OR                                                              OTHER
  POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING               DIRECTORSHIP(s) HELD
          COMPANY               SINCE(3)              PAST 5 YEARS(4)                             BY DIRECTOR
----------------------------- ---------- ------------------------------------------------    ----------------------

OTHER OFFICERS

Raymond R. Cunningham --        2001     President and Chief Executive Officer, INVESCO      N/A
1951                                     Funds Group, Inc.; Chairman of the Board and
President and Chief                      President, INVESCO Distributors, Inc.; Senior
Executive Office                         Vice President and Chief Operating Officer, A
                                         I M Management Group Inc.; Senior Vice
                                         President, A I M Advisors, Inc., A I M Capital
                                         Management, Inc., A I M Distributors, Inc. and
                                         Fund Management Company

                                         Formerly:  Chief Operating Officer and Senior
                                         Vice President, INVESCO Funds Group, Inc. and
                                         INVESCO Distributors, Inc.; and Senior Vice
                                         President, GT Global - North America

Glen A. Payne - 1947            1989     Senior Vice President, General Counsel  and         N/A
Secretary                                Secretary, INVESCO Funds Group, Inc. and
                                         INVESCO Distributors, Inc.

                                         Formerly:  Secretary, INVESCO Global Health
                                         Sciences Fund; and General Counsel, INVESCO
                                         Trust Company

Ronald L. Grooms - 1946         1988     Senior Vice President and Treasurer, INVESCO        N/A
Chief Accounting Officer,                Funds Group, Inc. and INVESCO Distributors,
Chief Financial Officer and              Inc.
Treasurer
                                         Formerly:  Treasurer and Principal Financial
                                         and Accounting Officer, INVESCO Global Health
                                         Sciences Fund; and Senior Vice President and
                                         Treasurer, INVESCO Trust Company

William J. Galvin, Jr. -        1992     Senior Vice President and Assistant Secretary,      N/A
1956                                     INVESCO Funds Group, Inc. and INVESCO
Assistant Secretary                      Distributors, Inc.

                                         Formerly:  Trust Officer, INVESCO Trust Company

Pamela J. Piro - 1960           1999     Vice President and Assistant Treasurer,             N/A
Assistant Treasurer                      INVESCO Funds Group, Inc.; and Assistant
                                         Treasurer, INVESCO Distributors, Inc.

Tane T. Tyler - 1965            2002     Vice President and Assistant General Counsel,       N/A
Assistant Secretary                      INVESCO Funds Group, Inc.

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(3) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(4) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(5)  Member of the audit committee of the Company.

(6) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(7)  Member of the investments and management liaison committee of the Company.

(8)  Member of the brokerage committee of the Company.

(9)  Member of the derivatives committee of the Company.

(10) Member of the legal committee of the Company.

(11) Member of the nominating committee of the Company.

(12) Member of the compensation committee of the Company.

(13) Member of the retirement plan committee of the Company.

(14) Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."